STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF FAIR VALUE OF WARRANTS ESTIMATED USING BLACK-SCHOLES OPTION PRICING MODEL

The fair value of each warrant grant is estimated on the date of grant recognizing share-based compensation expense over the vesting period based on the estimated number of equity instruments expected to vest and uses Plain Vanilla for calculating the expected terms of options, using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	June 30, 2026	December 31, 2025

Average risk-free interest rates	3.80-4.19%	3.88-3.91%
Average expected life (in years)	5.0	4.5-5.0
Volatility	70.0-71.3%	70.2-71.5%

The fair value of each warrant grant is estimated on the date of grant recognizing share-based compensation expense over the vesting period based on the estimated number of equity instruments expected to vest and uses Plain Vanilla for calculating the expected terms of options, using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31, 2025	December 31, 2024

Average risk-free interest rates	3.88-3.91%	3.62 – 5.15%
Average expected life (in years)	4.5-5.0	0.4 - 5.0
Volatility	70.2-71.5%	62.9 - 68.2%

SCHEDULE OF OUTSTANDING COMMON STOCK WARRANTS ACTIVITY

The following is a summary of activity of outstanding common stock warrants:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2025	360,000	$5.00
Warrants expired	-	$-
Warrants Converted into stock	-	$-
Warrants granted and assumed	266,667	$3.50
Balance, June 30, 2026	626,667	$4.36

The following is a summary of activity of outstanding common stock warrants:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2023	2,880,000	$0.469
Warrants expired	(715,000)	$1.696
Warrants Converted into stock	(65,000)	$2.115
Warrants granted and assumed	550,000	$3.41
Balance, December 31, 2024	2,650,000	$0.708
Warrants expired	(2,450,000)	$0.357
Warrants granted and assumed	160,000	$5.000
Balance, December 31, 2025	360,000	$5.000

SCHEDULE OF STOCK OPTION ACTIVITIES

The following is a summary of activity of common stock options:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2025	20,000	$10.20
Options expired	-	$-
Options granted	-	$-
Balance, June 30, 2025	20,000	$10.20

The following is a summary of activity of common stock options:

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2023	-	$-
Options expired	-	$-
Options granted	20,000	$10.20
Balance, December 31, 2024	20,000	$10.20
Options expired	-	$-
Options granted	-	$-
Balance, December 31, 2025	20,000	$10.20